Financial risks	6 Months Ended
Jun. 30, 2024
Text block [abstract]
Financial risks
15. Financial risks
There have been no material changes in financial risks as reported in Aegon’s 2023 Integrated Annual Report, except for the economic variable assumptions and ECL information.

Economic variable assumptions
The most significant
period-end
assumptions used for the ECL estimate are set out below. The scenarios “base”, “upside” and “downside” were used for all portfolios.

June 30, 2024		2025	2026	2027	2028	Units

Interest rates	Base	4.07	4.05	4.03	4.01	Interest Rates: 10-Year Treasury Constant Maturities, (% p.a., NSA) ¹

	Upside	4.17	4.05	4.03	4.01	Interest Rates: 10-Year Treasury Constant Maturities, (% p.a., NSA) ¹

	Downside	2.08	3.53	3.83	3.95	Interest Rates: 10-Year Treasury Constant Maturities, (% p.a., NSA) ¹

Unemployment rate	Base	4.06	4.00	3.98	3.98	(%, SA)

	Upside	3.17	3.41	3.32	3.42	(%, SA)

	Downside	7.86	6.45	5.39	4.51	(%, SA)

House Price Index	Base	416.79	422.10	432.16	446.29	Existing Single-Family Home Price: Median, (Ths. USD, SA)

	Upside	447.54	454.13	470.19	488.00	Existing Single-Family Home Price: Median, (Ths. USD, SA)

	Downside	354.09	370.34	383.59	395.88	Existing Single-Family Home Price: Median, (Ths. USD, SA)

Domestic GDP	Base	23,439.07	23,899.04	24,451.47	25,030.21	Bil. Ch. 2012 USD, SAAR 2

	Upside	23,972.15	24,458.14	25,044.64	25,645.37	Bil. Ch. 2012 USD, SAAR 2

	Downside	22,491.60	22,965.34	23,719.79	24,410.07	Bil. Ch. 2012 USD, SAAR 2

Equity	Base	5,453.00	5,629.59	5,994.01	6,317.09	Standard & Poor’s (S&P); Moody’s Analytics Forecasted

	Upside	5,730.48	5,952.90	6,167.64	6,460.21	Standard & Poor’s (S&P); Moody’s Analytics Forecasted

	Downside	3,576.13	4,138.05	4,995.18	5,599.71	Standard & Poor’s (S&P); Moody’s Analytics Forecasted
1 National Security Agency
2 SAAR: Seasonally adjusted annual rate

December 31, 2023		2024	2025	2026	2027	Units

Interest rates	Base	4.11	4.04	4.02	4.03	Interest Rates: 10-Year Treasury Constant Maturities, (% p.a., NSA) ¹

	Upside	4.21	4.13	4.02	4.03	Interest Rates: 10-Year Treasury Constant Maturities, (% p.a., NSA) ¹

	Downside	2.31	3.24	3.71	3.89	Interest Rates: 10-Year Treasury Constant Maturities, (% p.a., NSA) ¹

Unemployment rate	Base	4.03	4.06	3.97	3.94	(%, SA)

	Upside	3.08	3.41	3.34	3.35	(%, SA)

	Downside	7.56	6.9	5.7	4.88	(%, SA)

House Price Index	Base	400.12	393.7	394.21	403.5	Existing Single-Family Home Price: Median, (Ths. USD, SA)

	Upside	419.87	423.62	428.16	439.72	Existing Single-Family Home Price: Median, (Ths. USD, SA)

	Downside	339.91	347.29	352.66	363.59	Existing Single-Family Home Price: Median, (Ths. USD, SA)

Domestic GDP	Base	22,900.95	23,303.78	23,825.37	24,397.71	Bil. Ch. 2012 USD, SAAR 2

	Upside	23,354.42	23,883.09	24,451.63	25,020.82	Bil. Ch. 2012 USD, SAAR 2

	Downside	22,039.64	22,368.94	23,099.22	23,768.80	Bil. Ch. 2012 USD, SAAR 2

Equity	Base	4,672.66	4,796.24	5,043.19	5,368.63	Standard & Poor’s (S&P); Moody’s Analytics Forecasted

	Upside	4,950.59	5,058.20	5,256.09	5,490.26	Standard & Poor’s (S&P); Moody’s Analytics Forecasted

	Downside	2,904.90	3,226.25	3,942.26	4,603.90	Standard & Poor’s (S&P); Moody’s Analytics Forecasted
1 National Security Agency
2 SAAR: Seasonally adjusted annual rate
The weightings assigned to each economic scenari
o
were as follows:

	Base	Upside	Downside
On June 30, 2024	40	30	30
On December 31, 2023	40	30	30
Other forward-looking considerations not otherwise incorporated within the above scenarios, such as the impact of any regulatory, legislative or political changes, have also been considered, but are not deemed to have a material impact, and therefore, no adjustment has been made to the ECL for such factors. This process is reviewed and monitored for appropriateness on a quarterly basis.
Write-off
policy
The Group
writes-off
financial assets, in whole or in part, when it has exhausted all practical recovery efforts and has concluded there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include (i) ceasing enforcement activity; and (ii) where Aegon’s recovery method is foreclosing on collateral and the value of the collateral is such that there is no reasonable expectation of recovering in full.
The Group may
write-off
financial assets that are still subject to enforcement activity. The outstanding contractual amounts of such assets written-off
during the first half year in 2024 is not material. The Group still seeks to recover amounts it is legally owed in full, but which have been partially written off due to no reasonable expectation of full recovery.
Information about amounts arising from ECL.
Aegon regularly monitors industry sectors and individual debt securities for sources of changes in the ECL allowance. These sources may include one or more of the following:

◆
Transfers between Stages 1, 2 and 3 due to financial instruments experiencing significant increases (or decreases) of credit risk or becoming credit-impaired in the period, and the consequent “step up” (or “step down”) between
12-month
and lifetime ECL;

◆	Additional allowances for new financial instruments recognized during the period, as well as releases for financial instruments de-recognized in the period;

◆	Impact on the measurement of ECL due to changes in PDs, EADs and LGDs in the period, arising from regular refreshing of inputs to models;

◆	Impacts on the measurement of ECL due to changes made to models and assumptions;

◆	Discounts unwind within ECL due to the passage of time, as ECL is measured on a present value basis;

◆	Foreign exchange retranslations for assets denominated in foreign currencies and other movements; and,

◆	Financial assets derecognized during the period and write-offs of allowances related to assets that were written off during the period.
Additionally, for asset-backed securities, cash flow trends and underlying levels of collateral are monitored. Furthermore, quality ratings of investment portfolios are based on a composite of the main rating agencies (S&P, Moody’s and Fitch) and Aegon’s internal rating of the counterparty. The following tables explain the changes in the loss allowance changes between the beginning and the end of the annual period due to these factors:

EUR millions	2024
	First
	Half year
	Gross amount				ECL
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	(12-month ECL)	(Lifetime ECL)	(Lifetime ECL) ¹	Total gross amount	(12-month ECL)	(Lifetime ECL)	(Lifetime ECL) ¹	Total ECL	Net carrying amount
Loans
Balance on December 31, prior year	10,148	35	-	10,183	(24)	(1)	-	(26)	10,157
Acquisition	188	10	-	198	-	-	-	-	198
Disposal	(281)	(23)	-	(304)	-	-	-	1	(303)
ECL transfer from stage 1 to stage 2	(48)	48	-	-	4	(4)	-	-	-
ECL transfer from stage 1 to stage 3	(7)	-	7	-	-	-	-	-	-
Impact on year-end ECL	-	-	-	-	-	-	(4)	(4)	(4)
Realized gains and losses through income statement	1	1	-	2	-	-	-	-	2
Change in models	-	-	-	-	(23)	4	-	(19)	(19)
Other movements	-	-	-	(1)	-	-	-	-	(1)
CTA on opening balance	311	1	-	313	(1)	-	-	(1)	312
CTA on movements	(1)	-	-	(1)	-	-	-	-	(1)
Ending balance	10,312	72	7	10,390	(44)	(1)	(4)	(49)	10,341
1. Including purchased credit impaired.

EUR millions	2023
	Full
	Year
	Gross amount				ECL
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3

	(12-month ECL)	(Lifetime ECL)	(Lifetime ECL) ¹	Total gross amount	(12-month ECL)	(Lifetime ECL)	(Lifetime ECL) ¹	Total ECL	Net carrying amount
Loans

Balance at December 31, prior year	10,417	2	-	10,419	(12)	-	-	(12)	10,407

Acquisition	691	-	-	691	-	-	-	-	691

Disposal	(566)	(5)	-	(571)	-	-	-	-	(570)

ECL transfer from stage 1 to stage 2	(39)	39	-	-	-	-	-	-	-

Impact on year-end ECL	-	-	-	-	-	(1)	-	(1)	(1)

Change in models	-	-	-	-	(14)	(1)	-	(14)	(14)

CTA on opening balance	(353)	-	-	(353)	-	-	-	-	(352)

CTA on movements	(2)	(1)	-	(3)	-	-	-	-	(2)

Ending balance	10,148	35	-	10,183	(24)	(1)	-	(26)	10,157
1. Including purchased credit impaired.

EUR millions	2024
	First
	Half year
	Gross amount				ECL
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3

	(12-month ECL)	(Lifetime ECL)	(Lifetime ECL) ¹	Total gross amount	(12-month ECL)	(Lifetime ECL)	(Lifetime ECL) ¹	Total ECL	Net carrying amount
Debt securities

Balance on December 31, prior year	46,461	357	425	47,242	(147)	(25)	(66)	(237)	47,005

Acquisition	3,240	27	1	3,268	(15)	(1)	(1)	(17)	3,250

Disposal	(2,246)	(28)	(91)	(2,365)	7	1	25	33	(2,332)

ECL transfer from stage 1 to stage 2	(75)	75	-	-	3	(3)	-	-	-

ECL transfer from stage 1 to stage 3	(4)	-	4	-	-	-	-	-	-

ECL transfer from stage 2 to stage 1	64	(64)	-	-	(1)	1	-	-	-

ECL transfer from stage 2 to stage 3	-	(31)	31	-	-	10	(10)	-	-

ECL transfer from stage 3 to stage 2	-	3	(3)	-	-	(2)	2	-	-

Impact on year-end ECL	-	-	-	-	-	(2)	(36)	(38)	(38)

Amortizations through income statement	76	-	22	99	-	-	-	-	99

Unrealized gains/losses through equity	(1,262)	(5)	(27)	(1,294)	-	-	-	-	(1,294)

Movements related to fair value hedges	(1)	-	-	(1)	-	-	-	-	(1)

Change in models	-	-	-	-	14	-	(5)	10	10

Other movements	-	-	(1)	(1)	-	-	-	-	(1)

Transfer to/from other headings	(3)	2	-	(1)	-	-	-	-	(1)

CTA on opening balance	1,409	11	13	1,433	(4)	(1)	(2)	(7)	1,426

CTA on movements	(2)	-	(1)	(3)	-	-	-	-	(3)

Ending balance	47,657	346	374	48,376	(141)	(24)	(92)	(257)	48,120
1.   Including purchased credit impaired.

EUR millions	2023
	Full
	Year
	Gross amount				ECL
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3

	(12-month ECL)	(Lifetime ECL)	(Lifetime ECL) ¹	Total gross amount	(12-month ECL)	(Lifetime ECL)	(Lifetime ECL) ¹	Total ECL	Net carrying amount
Debt securities

Balance on December 31, prior year	50,666	413	528	51,607	(156)	(32)	(87)	(276)	51,331

Acquisition	3,620	37	22	3,680	(16)	(1)	(9)	(26)	3,654

Acquisitions through business combination	52	-	-	52	-	-	-	-	52

Disposal	(7,608)	(83)	(138)	(7,829)	26	3	44	73	(7,756)

Disposal of a business	(228)	-	-	(228)	-	-	-	-	(228)

ECL transfer from stage 1 to stage 2	(80)	80	-	-	2	(2)	-	-	-

ECL transfer from stage 1 to stage 3	(45)	-	45	-	2	-	(2)	-	-

ECL transfer from stage 2 to stage 1	76	(76)	-	-	(3)	3	-	-	-

ECL transfer from stage 2 to stage 3	-	(23)	23	-	-	3	(3)	-	-

ECL transfer from stage 3 to stage 2	-	6	(6)	-	-	(4)	4	-	-

ECL transfer from stage 3 to stage 1	59	-	(59)	-	(39)	-	39	-	-

Impact on year-end ECL	-	-	-	-	36	(2)	(39)	(5)	(5)

Amortizations through income statement	113	-	36	148	-	-	-	-	148

Unrealized gains/losses through equity	1,488	16	(10)	1,495	-	-	-	-	1,495

Change in models	-	-	-	-	(5)	6	(15)	(13)	(13)

Other movements	(9)	-	-	(9)	-	-	-	-	(9)

Transfer to/from other headings	(6)	-	-	(6)	-	-	-	-	(6)

CTA on opening balance	(1,683)	(14)	(18)	(1,715)	5	1	3	9	(1,706)

CTA on movements	46	1	2	49	-	-	-	(1)	49

Ending balance	46,461	357	425	47,242	(147)	(25)	(66)	(237)	47,005
1.   Including p
urcha
sed credit impaired.
The total amount of undiscounted ECL on June 30, 2024, for p ur
chased or originated credit-impaired financial assets recognized during the period was EUR 3 million (December 31, 2023: EUR 2 million).